FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2005
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             May 12, 2005
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102    16329   721900 SH       SOLE                   721900
Affiliated Managers Grp        COM              008252108    11399   212905 SH       SOLE                   212905
America Service Group          COM              02364L109    15164   369494 SH       SOLE                   369494
Andrew Corp.                   COM              034425108    13116  1071577 SH       SOLE                  1071577
Atlantis Plastics Inc.         COM              049156102     7003   466215 SH       SOLE                   466215
Caraustar Industries Inc.      COM              140909102    12980   773990 SH       SOLE                   773990
Cascade Corp.                  COM              147195101    15145   545570 SH       SOLE                   545570
Columbia Sportswear            COM              198516106    11334   207955 SH       SOLE                   207955
Flowserve Corp.                COM              34354P105    13875   573815 SH       SOLE                   573815
Gainsco Inc.                   COM              363127101      503   507750 SH       SOLE                   507750
IDEX Corp.                     COM              45167R104     5277   155377 SH       SOLE                   155377
Lubrizol Corp.                 COM              549271104    11541   333550 SH       SOLE                   333550
Newfield Exploration           COM              651290108    13035   212854 SH       SOLE                   212854
Newport Corp.                  COM              651824104    11349   989414 SH       SOLE                   989414
OGE Energy Corp.               COM              670837103    11109   440320 SH       SOLE                   440320
Pier 1 Imports Inc.            COM              720279108     9550   528225 SH       SOLE                   528225
Polaris Industries Inc.        COM              731068102    12413   222380 SH       SOLE                   222380
Quanex Corp.                   COM              747620102    13344   260225 SH       SOLE                   260225
Smithfield Foods Inc.          COM              832248108    14586   583440 SH       SOLE                   583440
Sport-Haley Inc.               COM              848925103      957   236987 SH       SOLE                   236987
Tractor Supply Co.             COM              892356106    11212   356625 SH       SOLE                   356625
Trinity Industries Inc.        COM              896522109    14932   479045 SH       SOLE                   479045
URS Corporation                COM              903236107    15801   592235 SH       SOLE                   592235
Washington Federal Inc.        COM              938824109    13209   525217 SH       SOLE                   525217
Andrew Corp Pfd. A Conv.       PFD              034425207      278     1975 SH       SOLE                     1975
Federal Home Loan Mtg. Pfd.F   PFD              313400863      212     4850 SH       SOLE                     4850